Provisions Current and Non-current Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions [abstract]
Current	$ 5,072	$ 8,245
Non-Current	70,083	61,248
Provisions	$ 75,155	$ 69,493	$ 59,943